Long-Term Debt, Long-Term Debt Including Related Party Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Nov. 22, 2021	Jul. 23, 2021	Apr. 27, 2021	Jan. 22, 2021	Dec. 31, 2020	Jan. 23, 2020	Nov. 22, 2019	Aug. 30, 2019
Loan Facilities [Abstract]
Long-term debt	$ 103,761,500					$ 13,450,000
Less: Deferred financing costs	(1,720,101)					(264,134)
Total long-term debt, net of deferred finance costs	102,041,399					13,185,866
Presented [Abstract]
Current portion of long-term debt	16,688,000					2,200,000
Less: Current portion of deferred finance costs	(596,277)					(97,963)
Current portion of long-term debt, net of deferred finance costs	16,091,723					2,102,037
Non-Current portion of long-term debt	87,073,500					11,250,000
Less: Non-Current portion of deferred finance costs	(1,123,824)					(166,171)
Non-Current portion of long-term debt, net of deferred finance costs	85,949,676					11,083,829
Long-term debt from related party, current	0					5,000,000
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000.0							$ 11,000,000.0
Borrowers	Spetses- Pikachu
Long-term debt	$ 7,800,000					9,400,000
$4.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 4,500,000						$ 4,500,000
Borrowers	Bistro
Long-term debt	$ 3,450,000					4,050,000
$15.29 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,290,000				$ 15,290,000
Borrowers	Pocahontas- Jumaru
Long-term debt	$ 13,877,000					0
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000.0			$ 18,000,000.0
Borrowers	Rocket- Gamora
Long-term debt	$ 16,300,000					0
$40.75 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 40,750,000		$ 40,750,000
Borrowers	Liono-Snoopy-Cinderella-Luffy
Long-term debt	$ 39,596,000					0
$23.15 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 23,150,000	$ 23,150,000
Borrowers	Bagheera-Garfield
Long-term debt	$ 22,738,500					0
$5.0 Million Term Loan Facility [Member]
Presented [Abstract]
Long-term debt from related party, current	$ 0
$5.0 Million Term Loan Facility [Member] | Thalassa [Member]
Loan Facilities [Abstract]
Face amount						5,000,000.0			$ 5,000,000.0
Borrowers	Castor
Presented [Abstract]
Long-term debt from related party, current	$ 0					$ 5,000,000